Organization and Description of Business	6 Months Ended
Dec. 31, 2023
Organization and Description of Business [Abstract]
Organization and description of business

Note 1 – Organization and description of business

Color Star Technology Co., Ltd. (the “Company” or “Color Star”) is an entertainment and education company which provides online entertainment performances and online music education services via its wholly-owned subsidiary, Color Star DMCC (“DMCC”).

The Company was founded as an unincorporated business on September 1, 2005, under the name TJS Wood Flooring, Inc., and became a C-corporation in the State of Delaware on February 15, 2007. On April 29, 2008, TJS Wood Flooring, Inc. changed its name to China Advanced Construction Materials Group, Inc. (“CADC Delaware”). On August 1, 2013, CADC Delaware consummated a reincorporation merger with its newly formed wholly-owned subsidiary, China Advanced Construction Materials Group, Inc. (“CADC Nevada”), a Nevada corporation, with CADC Delaware merging into CADC Nevada and CADC Nevada being the surviving company, for the purpose of changing CADC Delaware’s state of incorporation from Delaware to Nevada. On December 27, 2018, CADC Nevada was merged with and into China Advanced Construction Materials Group, Inc. (“CADC Cayman”), a Cayman Islands corporation, whereupon the separate existence of CADC Nevada ceased and CADC Cayman continued as the surviving entity. As a result of the reincorporation, the Company is governed by the laws of the Cayman Islands.

On November 22, 2021, Color China changed its name from “Color China Entertainment Limited” to “Color Sky Entertainment Limited.”

CACM Group NY, Inc.

On August 20, 2018, CACM Group NY, Inc. (“CACM”) was incorporated in the State of New York and is 100% owned by the Company. Prior to September 2023, the Company is using CACM as its headquarters and as a holding company in the United States of America. Starting in September 2023, CACM has begun to provide construction management consulting services.

Color Sky

The ongoing COVID-19 pandemic has claimed hundreds of thousands of lives and caused massive global health and economic crisis, while also causing large-scale social and behavioral changes in societies. Online entertainment and online education are experiencing enormous growth which the Company believes will last long after the pandemic. In order to expand the Company’s global reach and to enter into an online business, on May 7, 2020, the Company entered into a Share Exchange Agreement (“Exchange Agreement”) with Color Sky Entertainment Limited (“Color Sky”), a Hong Kong limited company, and shareholders of Color Sky (the “Sellers”), pursuant to which, among other things and subject to the terms and conditions contained therein, the Company acquired all of the outstanding issued shares in Color Sky from the sellers (the “Acquisition”). Pursuant to the Exchange Agreement, in exchange for all of the outstanding shares of Color Sky, the Company agreed to issue 115,834 ordinary shares of the Company and paid an aggregate of $2,000,000 to the Sellers. On June 3, 2020, the Acquisition was consummated and the Company issued 115,834 ordinary shares of the Company to the Sellers and closed on the same date. Since Color Sky had no business operations other than holding a significant collection of music performance specific equipment, the transaction has been treated as an acquisition of assets, as it did not meet the definition of a business. The Company plans to make Color Sky an emerging online performance and online music education provider with a significant collection of performance specific assets -- leveraging professional experience of the Company’s new Chief Executive Officer (“CEO”) who has established good relationships with major record companies, renowned artists and entertainment agencies around the world. Color Sky is in the process of building an online entertainment and music education platform featuring artists and professional producers as its lead instructors. Color Sky officially launched its online cultural entertainment platform, Color World, globally on September 10, 2020. The Color World platform (or online education academy App) has not only celebrity lectures, but also celebrity concert videos, celebrity peripheral products, such as celebrity branded merchandise, and artist interactive communication.

On January 11, 2023, the Company, Color Sky, and Tian Jie (the “Purchaser”), entered into a certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase Color Sky in exchange for no consideration. Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Purchaser will become the sole shareholder of Color Sky and as a result, assume all assets and liabilities of Color Sky. The Disposition closed on February 3, 2023 after the satisfaction of all closing conditions. The Disposition resulted in the recognition of a loss of $2,844 that is recorded in the accompanying consolidated statements of operations and comprehensive income (loss) in the caption of “other (expense) income, net” during the year ended June 30, 2023. The purpose of the Disposition was to transfer its Color Sky’s existing business from Hong Kong to United Arab Emirates under Color Star DMCC (“DMCC”). As DMCC has significant continuing involvement in its online cultural entertainment platform and the music industry business, this restructuring did not constitute a strategic shift that will have a major effect on the Company’s operations and financial results. Therefore, the results of operations for Color Sky were not reported as discontinued operations under the guidance of Accounting Standards Codification 205.

Modern Pleasure International Limited

On June 18, 2021, Modern Pleasure International Limited (“Modern Pleasure”), a limited liability company, was incorporated in Hong Kong and is wholly established and owned by the Company. On December 16, 2022, Modern Pleasure was dissolved.

Color Metaverse Pte. Ltd.

On February 21, 2022, Color Metaverse Pte. Ltd. (“Color Metaverse”), a private company limited by shares, was incorporated in Singapore and is wholly established and owned by the Company. As of the date of this report, Color Metaverse has not commenced operations.

Color Star Technology Ohio Inc.

On August 11, 2022, Color Star Technology Ohio Inc. (“Color Star Ohio”) was incorporated in the State of Ohio and is 100% owned by the Company. As of the date of this report, Color Star Ohio has not commenced operations.

Color Star DMCC

On January 23, 2023, DMCC was incorporated in the United Arab Emirates with share capital of AED 50,000 divided into 50 Shares of AED 1,000 nominal value and is 100% owned by the Company. DMCC was established to carry out the music industry business in Color Sky after the Disposition.

Model Queen Limited

On August 9, 2023, Model Queen Limited (“Model Queen”) was incorporated in Hong Kong Special Administrative Region and is 100% owned by the Company. As of the date of this report, Model Queen has not commenced operations.

Hainan Yuhai Entertainment Co. Ltd.

On September 14, 2023, Hainan Yuhai Entertainment Co. Ltd. (“Color Star Hainan”) was incorporated in the Hainan Province of the People’s Republic of China (PRC) with registered capital of RMB 5.0 million and is 100% owned by Model Queen. Color Star Hainan was established to carry out the entertainment industry business in PRC. As of the date of this report, Color Star Hainan has not commenced operations.